Supplemental Cash Flow Data (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Data [Abstract]
Cash payments for interest	$ 9,661	$ 18,138	$ 47,111	$ 57,281